SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

9. SHARE CAPITAL

Authorized share capital consists of an unlimited number of Common Shares without par value.

(a) Issued Share Capital

As at December 31, 2025, the Company had 92,899,448 Common Shares issued and outstanding (December 31, 2024 - 92,076,438).

During the year ended December 31, 2025, the Company:

  issued 412,088 Common Shares related to the conversion of a portion of the Accrued Interest Amount from the A&R Loan Facility (Note 5); and
  issued 410,922 Common Shares related to the vesting of RSUs and the exercise of stock options.

During the year ended December 31, 2024, the Company:

  issued 429,800 Common Shares related to the conversion of a portion of the Accrued Interest Amount from the A&R Loan Facility (Note 5);
  issued 250,000 Common Shares related to a private placement; and
  issued 519,407 Common Shares related to the vesting of RSUs and the exercise of stock options.

(b) Stock Options

The Company has adopted a stock option plan approved by the Company's shareholders. The maximum number of shares that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time, less the amount reserved for RSUs. The plan allows for a cash-less broker exercise, or a net exercise on some of the Company's stock options upon vesting, both of which are subject to approval from the Company's Board of Directors. The vesting terms, if any, are determined by the Company's Board of Directors at the time of the grant.

The continuity of stock options for the year ended December 31, 2025, was as follows:

	Weighted
	Average
	Exercise Price	Number
	(C$)	Outstanding
As at December 31, 2023	$6.83	4,834,993
Granted	4.14	160,000
Exercised(1)	3.69	(820,781)
Expired	8.43	(1,176,005)
Forfeited	4.47	(115,000)
As at December 31, 2024	$7.02	2,883,207
Granted	4.41	955,000
Exercised(1)	4.46	(157,500)
Expired	10.00	(698,750)
Forfeited	4.26	(17,500)
As at December 31, 2025	$5.63	2,964,457

(1) During the year ended December 31, 2025, 157,500 stock options were exercised on a net exercise basis with a total of 78,262 Common Shares issued for the exercise (2024 - 771,063 and 163,999, respectively).

During the year ended December 31, 2025, the Company granted 955,000 stock options (December 31, 2024 - 160,000) with a weighted-average exercise price of C$4.41 (December 31, 2024 - C$4.14) and a grant date fair value of $1.1 million or $1.19 per option (December 31, 2024 - $0.2 million or $1.18 per option). The fair value of the stock options granted was estimated using the Black-Scholes option pricing model with weighted average assumptions as follows:

	Year ended
	December 31,	December 31,
	2025	2024
Risk free interest rate	2.79%	3.62%
Expected dividend yield	0%	0%
Expected stock price volatility	51%	51%
Expected life in years	3.25	3.25
Forfeiture rate	0%	0%

For the year ended December 31, 2025, in accordance with the vesting terms of the stock options granted, the Company recorded a charge to share-based payments expense of $1.1 million (December 31, 2024 - $0.9 million), with an offsetting credit to reserves. As at December 31, 2025, the weighted average remaining life of the stock options outstanding was 2.64 years (December 31, 2024 - 2.39 years).

The Company's outstanding and exercisable stock options as at December 31, 2025, and their expiry dates are as follows:

	Exercise Price	Number	Number
Expiry Date	(C$)	Outstanding	Exercisable
April 27, 2026	$11.73	310,000	310,000
August 27, 2026	$9.17	217,800	217,800
July 20, 2027	$4.33	118,800	118,800
August 16, 2027	$5.98	415,000	415,000
February 22, 2028	$4.12	100,357	100,357
December 28, 2028	$4.05	777,500	777,500
July 23, 2029	$4.14	80,000	-
February 20, 2030	$4.41	945,000	-
		2,964,457	1,939,457

Subsequent to December 31, 2025, on February 12, 2026, the Company granted 475,700 stock options with an exercise price of C$9.88.

(c) Restricted Share Units

The Company has adopted an RSU plan approved by the Company's shareholders. The maximum number of RSUs that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time, less the amount reserved for stock options. The vesting terms are determined by the Company's Board of Directors at the time of issuance, the standard vesting terms have one-half vest in one year and one-half vest in two years.

The continuity of RSUs for the year ended December 31, 2025, was as follows:

Number
Outstanding
As at December 31, 2023	978,350
Granted	300,000
Settled	(305,690)
Forfeited	(75,000)
As at December 31, 2024	897,660
Granted	525,788
Settled	(332,660)
Forfeited	(8,750)
As at December 31, 2025	1,082,038

For the year ended December 31, 2025, in accordance with the vesting terms of the RSUs granted, the Company recorded a charge to share-based payments expense of $1.9 million (December 31, 2024 - $1.7 million), with an offsetting credit to reserves. Subsequent to December 31, 2025, on February 12, 2026, the Company granted 445,175 RSUs.